CAPITAL COMMITMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CAPITAL COMMITMENT
Capital expenditure in respect of the acquisition of IPP solar parks contracted for but not provided in the consolidated financial statements	$ 34,279	$ 90,430	$ 20,079